Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss for the year	$ (68,521)	$ (105,865)	$ (142,869)
Adjustments to reconcile net loss to net cash flows from operating activities:
Net loss attributable to redeemable non-controlling interest	0	1,237	282
Unrealized foreign currency loss	11,937	3,310	5,066
Changes in fair value of earnout liability	(2,113)	(841)	2,239
Changes in seller indemnification	2,113	841	(2,239)
Gain/(Loss) from equity investments	164	(342)	2,059
Depreciation expense	7,018	6,917	7,981
Amortization expense	28,985	27,288	21,699
Write-off of leasehold improvements	0	0	3,661
Impairment of long-lived assets and goodwill	0	5,106	1,917
Stock-based compensation expense	7,292	12,338	7,312
Amortization of lease right-of-use assets	5,095	5,319	3,417
Interest and penalties	2,428	1,263	2,082
Income tax expense / (benefit)	11,981	(12,625)	(21,478)
Allowance for credit expected losses	12,747	3,238	12,270
Provision for contingencies	18,060	3,862	11,096
Changes in assets and liabilities, net of non-cash transactions:
(Increase) / Decrease in trade accounts receivable, net of credit expected loss	(16,690)	(63,003)	108,894
(Increase) / Decrease in loans receivable, net of allowance	(10,179)	(6,462)	0
Decrease / (Increase) in related party receivable	9,610	(12,138)	13,897
Decrease / (Increase) in other assets and prepaid expenses	28,069	(14,045)	27,105
Increase / (Decrease) in accounts payable and accrued expenses	4,398	21,631	(37,750)
Increase / (Decrease) in travel accounts payable	837	44,544	(75,888)
(Decrease) / Increase in other liabilities	(750)	29,372	(300)
Decrease in contingent liabilities	(22,587)	(1,577)	(3,008)
Increase / (Decrease) in related party payable	1,900	15,418	(63,810)
Increase / (Decrease) in lease liabilities	(4,589)	(5,792)	(1,990)
Increase in deferred revenue	9,497	4,534	10
Net cash flows provided by / (used in) operating activities	36,702	(36,472)	(118,345)
Cash flows from investing activities:
Origination of loans receivable, net of allowance	(17,562)	(2,169)	0
Collection of loans receivable	7,289	433	0
Payments for acquired business, net of cash acquired	(7,019)	(5,750)	2,743
Payment for other assets	(3,190)	0	0
Acquisition of property and equipment	(4,288)	(2,368)	(3,458)
Capital expenditures, including internal-use software and website development	(26,372)	(18,823)	(14,028)
Net cash flows used in investing activities	(51,142)	(28,677)	(14,743)
Cash flows from financing activities:
Net (decrease) / increase of short-term debt	(57)	(178)	(14,288)
Proceeds from issuance of short-term debt	31,572	17,034	0
Payment of short-term debt	(26,970)	(9,803)	0
Proceeds from issuance of long-term debt	0	3,943	640
Payment of long-term debt	(4,156)	(2,913)	(375)
Purchase of treasury stock	(10,000)	0	0
Proceeds from issuance of preferred shares	0	0	200,000
Payments of expenses related to preferred shares and warrants	0	(170)	(12,098)
Payments for acquired non-controlling interest	(3,200)	0	0
Collect on debenture issuance by securitization program	4,545	0	0
Exercise of stock-based awards	340	889	370
Payment of dividends to Series B convertible preferred shares	(17,375)	(9,972)	(553)
Net cash flows (used in) / provided by financing activities	(25,301)	(1,170)	173,696
Effect of exchange rate changes on cash and cash equivalents	5,564	(4,943)	(3,767)
Net (decrease) / increase in cash and cash equivalents	(34,177)	(71,262)	36,841
Cash and cash equivalents and restricted cash as of beginning of the year	279,223	350,485	313,644
Cash and cash equivalents and restricted cash as of end of the year	245,046	279,223	350,485
Supplemental cash flow information
Cash paid for income tax	8,550	2,455	3,427
Interest paid	8,484	5,161	4,948
Financed portion of acquisitions	$ 0	$ 0	$ 10,168